Significant Accounting Policies - Summary of Property Plant Equipment Estimated Useful Lives (Details)	Dec. 31, 2023
Electronic equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years
Furniture and office equipment
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	4 years